Parent Company (Tables)	12 Months Ended
Dec. 31, 2025
Ferrovial Parent Company [Abstract]
Condensed Financial Statements [Table Text Block]

Assets (Million euro)	2025	2024
Non-current assets	12,756	13,167
Right of use asset	4	3
Non-current investments in Group companies and associates	12,521	12,815
Equity instruments	12,521	12,815
Other non-current financial assets	11	264
Deferred tax assets	130	55
Non-current financial derivatives at fair value	89	30
Current assets	434	601
Receivables	242	203
Group companies and associates	171	129
Current tax assets	13	19
Public administrations	56	53
Other receivables	3	4
Current investments in Group companies and associates	61	218
Current prepayments	3	3
Cash and cash equivalents	128	175
TOTAL ASSETS	13,191	13,768

Liabilities and equity (Million euro)	2025	2024
Equity	6,226	6,422
Share capital	7	7
Share and merger premium	4,316	4,316
Treasury shares	(78)	(79)
Measurement adjustments	(11)	(10)
Retained earnings and other reserves	1,098	(1,082)
Profit for the year	894	3,270
Non-current liabilities	5,729	6,090
Non-current provisions	74	89
Debentures and borrowings	1,405	556
Non-current payables to Group companies	4,183	5,433
Other non-current liabilities	67	12
Current liabilities	1,236	1,256
Debentures and borrowings	72	507
Debentures and bonds	72	255
Bank borrowings	—	252
Current payables to Group companies	1,129	686
Trade and other payables	34	62
Trade payables	6	10
Other payables	20	24
Trade payables, Group companies and associates	8	10
Payable relating to income tax	—	19
Current provisions	1	1
TOTAL LIABILITIES	13,191	13,768

Condensed Income Statement [Table Text Block]

(Million euro)	2025	2024	2023
Revenue	23	23	28
Services rendered	23	23	28
Staff costs	(20)	(21)	(19)
Wages, salaries and similar remuneration	(20)	(21)	(19)
Other operating expenses	(54)	(61)	(61)
Change in provisions on financial non current assets	—	—	(8)
Operating profit/(loss)	(52)	(59)	(60)
Financial income	16	18	7
From marketable securities and other financial instruments	16	18	7
Dividends received from subsidiaries	—	—	—
Financial expenses	(227)	(218)	(187)
On payables to Group companies and associates	(174)	(154)	(123)
On payables to third parties	(53)	(64)	(64)
Change in fair value of financial instruments	28	38	30
Foreign exchange differences	(2)	(16)	(3)
Impairment and profit/(loss) on disposals of financial instruments	(34)	10	18
Impairment and losses	—	—	—
Profit/(loss) on disposals	(34)	10	18
NET FINANCIAL INCOME/(EXPENSE)	(219)	(167)	(135)
PROFIT/(LOSS) BEFORE TAX	(272)	(226)	(195)
Share in results of participating interests	972	3,439	482
Corporate income tax	194	56	21
PROFIT/(LOSS) FOR THE YEAR FROM CONTINUING OPERATIONS	894	3,270	308

Condensed Statement of Comprehensive Income [Table Text Block]

(Million euro)	2025	2024	2023
a) Net profit/(loss)	894	3,270	308
b) Income and expense recognized directly in equity	(1)	(1)	(1)
Impact on hedge reserves	(1)	(1)	(1)
Tax effect	—	—	—
Impact on financial assets at fair value	—	—	—
Tax effect	—	—	—
c) Transfers to income statement	—	—	(9)
Impact on hedge reserves	—	—	(12)
Tax effect	—	—	3
a)+ b)+ c) TOTAL COMPREHENSIVE INCOME	893	3,269	298

Condensed statement of changes in equity [Table Text Block]

(Million euro)	Share capital	Share/Merger premium	Treasury shares	Retained earnings and other reserves	TOTAL
Balance at 01.01.2025	7	4,316	(78)	2,177	6,422
Consolidated profit/(loss) for the year 2025	—	—	—	894	894
Income and expense recognized directly in equity	—	—	—	(524)	(524)
Transfers to income statement	—	—	—	93	93
Total income and expenses recognized for the year	—	—	—	463	463
Scrip dividend agreement	—	—	—	(156)	(156)
Treasury share transactions	—	—	—	(501)	(501)
Shareholder remuneration	—	—	—	(657)	(657)
Share-based remuneration schemes	—	—	—	15	15
Purchase of discretionary treasury shares				(272)	(272)
Other movements	—	—	—	(17)	(17)
Other transactions	—	—	—	(2)	(2)
Balance at 12.31.2025	7	4,316	(78)	1,981	6,226

(Million euro)	Share capital	Share/Merger premium	Treasury shares	Retained earnings and other reserves	TOTAL
Balance at 01.01.2024	7	4,316	(78)	(143)	4,102
Consolidated profit/(loss) for the year 2024	—	—	—	3,270	3,270
Income and expense recognized directly in equity	—	—	—	153	153
Transfers to income statement	—	—	—	(15)	(15)
Total income and expenses recognized for the year	—	—	—	3,408	3,408
Scrip dividend agreement	—	—	—	(130)	(130)
Treasury share transactions	—	—	—	(701)	(701)
Shareholder remuneration	—	—	—	(831)	(831)
Share-based remuneration schemes	—	—	—	13	13
Other movements	—	—	—	2	2
Other transactions	—	—	—	(257)	(257)
Balance at 12.31.2024	7	4,316	(78)	2,177	6,422

(Million euro)	Share capital	Share/Merger premium	Treasury shares	Retained earnings and other reserves	TOTAL
Balance at 01.01.2023	145	—	(26)	4,457	4,576
Merger impact	(138)	4,426	—	(4,288)	—
Consolidated profit/(loss) for the year 2023	—	—	—	308	308
Income and expense recognized directly in equity	—	—	—	(65)	(65)
Transfers to income statement	—	—	—	(3)	(3)
Total income and expenses recognized for the year	—	—	—	240	240
Scrip dividend agreement	—	(58)	—	(78)	(136)
Treasury share transactions	—	(52)	(52)	(10)	(114)
Shareholder remuneration	—	(110)	(52)	(88)	(250)
Share-based remuneration schemes	—	—	—	12	12
Other movements	—	—	—	(476)	(476)
Other transactions	—	—	—	(464)	(464)
Balance at 12.31.2023	7	4,316	(78)	(143)	4,102

Condensed Cash Flow Statement [Table Text Block]

Million Euro	2025	2024	2023

Profit/(loss) before tax	(272)	(226)	(195)
Profit/(loss) adjustments:	219	160	99
Fixed asset depreciation	—	—	—
Impairment and disposal of non-current assets	34	(10)	(18)
Net financial income/(expense)	185	170	117
Dividends received classified as operating activities	1,128	704	1,248
Changes in working capital	16	30	(32)
Other cash flows from operating activities:	(141)	(163)	(207)
Interest payments	(221)	(214)	(175)
Interest receipts	9	21	9
Income tax receipts/(payments) and tax consolidation	71	30	(41)
CASH FLOWS FROM OPERATING ACTIVITIES	951	506	913

Payments on investments:	(209)	(614)	(21)
Group companies, associates and business units (Note 5)	(209)	(614)	(21)

Receipts from divestments:	52	22	18
Group companies, associates and business units (Note 5)	52	22	18
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES	(157)	(593)	(3)

Receipts and (payments) from financial liability instruments:	(182)	1,258	(582)
Change in Group company cash pooling accounts	(596)	1,507	(381)
Issuance, repayment and redemption	414	(249)	(201)
Payments of dividends and returns on other equity instruments	(657)	(831)	(250)
Scrip dividend	(156)	(130)	(136)
Treasury share purchases	(501)	(701)	(114)
Receipts and (payments) on equity instruments:	—	(272)	17
Lease payments	—	—	—
CASH FLOWS FROM FINANCING ACTIVITIES	(838)	155	(814)
Effect of exchange rate on cash and cash equivalents	—	—	—
Net increase/(decrease) in cash and cash equivalents	(47)	68	96
Cash and cash equivalents at beginning of year	175	107	11
Cash and cash equivalents at year-end	128	175	107